Note 11 - Options (Details Narrative) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	496,000	460,000	355,000
Allocated Share-based Compensation Expense (in Dollars)	CAD 1,749,999	CAD 2,261,444	CAD 417,818
Proceeds from Stock Options Exercised (in Dollars)	CAD 1,742	CAD 52,868	CAD 167,962
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	2,000	27,500	91,000
Stock Option Sharebased Compensation Forfeiture Rate	4.00%	4.00%	4.00%